Segment information and geographic data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from external customers	$ 22,652	$ 34,280	$ 33,674
Intersegment revenues	6,513	3,288	1,705
Interest revenue	74	204	0
Interest expense	724	2,883	244
Depreciation and amortization	1,355	1,315	2,585
Segment income/(loss) before income taxes	(22,707)	(9,698)	(9,974)
Profit/(loss) from intersegment sales	310	157	81
Income tax recovery/(expense)	(13)	(53)	(71)
Other significant non cash items
Share-based compensation expense	5,414	1,660	2,232
Gain/(loss) on derivative liability	214	0	(98)
Interest and amortization of debt discount and expense	742	150	543
Segment assets	45,713	71,757	53,168
IoT
Revenues from external customers	20,504	29,404	30,435
Intersegment revenues	344	725	209
Interest revenue	36	37	0
Interest expense	29	275	224
Depreciation and amortization	1,298	1,299	1,542
Segment income/(loss) before income taxes	130	(1,232)	4,214
Profit/(loss) from intersegment sales	16	35	10
Income tax recovery/(expense)	0	2	109
Other significant non cash items
Share-based compensation expense	0	0	0
Gain/(loss) on derivative liability	0	0	0
Interest and amortization of debt discount and expense	0	0	0
Segment assets	15,794	19,082	19,578
mPKI
Revenues from external customers	2,148	4,876	3,239
Intersegment revenues	6,169	2,563	1,496
Interest revenue	38	167	0
Interest expense	695	2,608	20
Depreciation and amortization	57	16	1,043
Segment income/(loss) before income taxes	(22,837)	(8,466)	(14,188)
Profit/(loss) from intersegment sales	294	122	71
Income tax recovery/(expense)	(13)	(55)	(180)
Other significant non cash items
Share-based compensation expense	5,414	1,660	2,232
Gain/(loss) on derivative liability	214	0	(98)
Interest and amortization of debt discount and expense	742	150	543
Segment assets	$ 29,919	$ 52,675	$ 33,590